Financial assets and other receivables	12 Months Ended
Dec. 31, 2023
Financial assets and other receivables
Financial assets and other receivables

9.  Financial assets and other receivables

The company’s financial assets and their classification under IFRS 9 are as follows:

		2023 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,992	1,080	5,722	19,794
Receivables from related parties	23	4,430	—	—	4,430
Trade and other receivables	9.2	310,243	—	—	310,243
Restricted cash and cash equivalents		1,179	—	—	1,179
Cash and cash equivalents		136,470	—	—	136,470
Total financial assets		465,314	1,080	5,722	472,116

		2022 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	13,253	936	—	14,189
Receivables from related parties	23	4,275	—	—	4,275
Trade and other receivables	9.2	425,474	—	—	425,474
Restricted cash and cash equivalents		5,008	—	—	5,008
Cash and cash equivalents		317,935	—	—	317,935
Total financial assets		765,945	936	—	766,881

Restrictions on the use of group assets

As of year ended December 31, 2023 and 2022, Cash and cash equivalents and restricted cash comprise the following:

	2023	2022
	US$'000	US$'000
Cash and cash equivalents	136,470	317,935
Non-Current restricted cash presented as Cash	—	2,133
Current restricted cash presented as Cash	1,179	2,875
Total	137,649	322,943

As of December 31, 2023, the Company holds $1,179 thousand in current restricted cash associated with cash held explicitly to fund our Selma plant as part of the New Markets Tax Credit Program (NMTC Program). The NMTC helps economically distressed communities attract private capital. The Company intends to use the remaining restricted cash in early 2024.

The Company also has certain restrictions in the partnerships with Dow as of December 31, 2023 and 2022.

9.1 Other financial assets

As of December 31, 2023, other financial assets comprise the following:

	2023
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,992	—	12,992
Equity securities	1,078	2	1,080
Derivative financial instruments (Note 20)	5,722	—	5,722
Total	19,792	2	19,794

As of December 31, 2022, other financial assets comprise the following:

	2022
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	13,253	—	13,253
Equity securities	933	3	936
Total	14,186	3	14,189

Other financial assets at amortized cost

Other financial assets at amortized cost comprise the investment fund of $9,909 thousand in Selma Globe Investment Fund, LLC as a result of the NMTC Program. The reactivation of the plant in Selma, Alabama, in 2022 resulted in us being granted with a $13,230 thousand allocation by the end of fiscal year 2022 under the NMTC Program (See Note 16). This allocation was subscribed by Ferroglobe U.S.A Metallurgical, Inc. (also “FG USA Metallurgical”, formerly Globe Metallurgical, Inc.) as owner of the plant and United Bank as investor and beneficiary of the tax credit resulting from this grant.

Other financial assets at amortized cost also comprise deposits given to the French government by Ferroglobe France (formerly Ferropem) ($3,024 thousand in 2023 and $2,770 thousand in 2022), a Ferroglobe subsidiary, in respect of effort de construction. The law in France requires employers and companies of a certain size to invest a portion of their budgets in the construction or renovation of housing (including through direct investment, providing mortgages, and other) every year. In this case, the mandatory contributions are made in the form of a loan, to be returned by the French government in twenty years.

The carrying amount of other financial assets at amortized cost is considered to approximate their fair value.

9.2 Trade and other receivables

Trade and other receivables comprise the following at December 31:

	2023	2022
	US$'000	US$'000
Trade receivables	223,236	295,678
Less – allowance for doubtful debts	(2,906)	(1,187)
	220,330	294,491
Tax receivables	26,779	36,852
Government grant receivables	62,417	88,092
Other receivables	717	6,039
Total trade and other receivables	310,243	425,474

The trade and other receivables disclosed above are short-term in nature and therefore their carrying amount is considered to approximate their fair value.

The changes in the allowance for doubtful debts during 2023 and 2022 were as follows:

Allowance
US$'000
Balance at January 1, 2022	1,006
Impairment losses recognized	361
Collection of previously written off balances	(124)
Exchange differences	(56)
Balance at December 31, 2022	1,187
Impairment losses recognized	1,970
Collection of previously written off balances	(300)
Exchange differences	49
Balance at December 31, 2023	2,906

Factoring of trade receivables

In October 2020, the Company signed a factoring agreement with a financial institution to anticipate the collection of receivables issued by the Company’s European subsidiaries with the following main terms:

●	maximum cash consideration advanced is up to €60.0 million;
●	overcollateralization of 10% of accounts receivable as guarantee provided to the Agent until payment has been satisfied;
●	a 0.18% to 0.25% fee charges on total invoices and credit notes sold to the Agent; and
●	a financing commission set at IBOR plus 1% charged on the drawdowns;

Other conditions are set in relation to credit insurance policy which has been structured in an excess of loss policy where the first €5,000 thousand of bad debt losses are not covered by the insurance provider. The Company has assumed the cash collateralization for the entire excess of loss, as agreed in contractual terms.

For the year ended December 31, 2023, the factoring agreement provided upfront cash consideration of $431,274 thousand ($895,264 thousand in 2022). The Company has repaid $454,576 thousand ($918,070 thousand in 2022), recording as of

December 31, 2023, an on-balance sheet bank borrowing debt of $30,683 thousand (2022: $60,976 thousand). See Note 16.

As of December 31, 2023, the Company held $35,504 thousand of trade and other receivables recognized in the consolidated statements of financial position in respect of factoring agreements ($80,112 thousand at December 31, 2022). Finance costs incurred during the year ended December 31, 2023, amounted to $2,568 thousand ($3,426 thousand at December 31, 2022) recognized in finance costs in the consolidated income statements.

The Company has assessed whether it has transferred substantially all risks and rewards, continuing to be exposed to the variable returns from its involvement in the factoring agreement as it is exposed to credit risk, so the conclusion is that the derecognition criteria is not met and therefore, the account receivables sold are not derecognized from the balance sheet and an obligation is recognized as bank borrowings for the amount of cash advanced by the Leasing and Factoring Agent. The amount repayable under the factoring agreements is presented as on-balance sheet factoring and the debt assigned to factoring is shown as bank borrowings.

Other agreements

In February 2022 the company signed a without recourse factoring agreement with Bankinter offers the possibility to sell the receivables corresponding to 11 pre-approved customers by the bank and its credit insurer. Receivables are pre-financed at 100% of their face value.

The main characteristics of this program are the following:

●	maximum cash consideration advanced is up to €30,000 thousand;
●	a 0.25% fee of the receivables face values;
●	a cost of financing at Euribor 12-month plus 1%;
●	a closing fee of 0.25% of the financing; and
●	an annual renewal fee of 0.25% of the financing.

The Company has concluded that we have not retained nor transferred substantially all of the risks and rewards but have transferred control of the receivables, and therefore the derecognition criteria is met and the account receivables sold have been derecognized from the balance sheet.

Government grants receivables

The Company has been awarded a compensation for the indirect carbon dioxide emissions costs included in its energy bills in France, Spain and Norway.

For the year ended December 31, 2023, the Company recognized $84,047 thousand of income (2022: $72,251 thousand) related to these compensations. The amount was deducted against the related expense in “Raw Materials and energy consumption for production” in the consolidated income statements. The Company has no unfulfilled conditions in relation to government grants, but certain grants would be repayable if the Company were to substantially curtail production or employment at certain plants.